Leases (Details)	12 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)
Leases [Abstract]
Borrowing rate			3.00%
Contingent rentals	$ 0
Operating lease expense	$ 408,000	$ 52,041	$ 408,000